Interest-bearing loans and borrowings - Other notes (Details) - USD ($)		12 Months Ended
	Jun. 14, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[2]
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)		$ 107,978,000	$ 0	[1]
Payments for debt issue costs		9,721,000	3,849,000	[2]	$ 5,874,000
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50%
Disclosure of detailed information about borrowings [line items]
Face amount	$ 50,000,000	200,000,000	150,000,000
Other borrowings (Note 16)		$ 200,000,000	150,000,000
Premium, percentage of volume weighted average price of ordinary shares	101.00%
Payments for debt issue costs	$ 675,000
Debt instrument, above par issuance amount	$ 500,000
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Other notes, interest rate	7.50%	7.50%
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50% | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)		$ 198,571,000	148,166,000
Other borrowings
Disclosure of detailed information about borrowings [line items]
Face amount		200,000,000	150,000,000
Other borrowings (Note 16)		200,000,000	150,000,000
Other borrowings | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)		$ 198,571,000	$ 148,166,000

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.
[2]	.